FINANCIAL INSTRUMENTS - Schedule of Gain (Loss) on Derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative instruments	$ 4,893	$ (16,672)
Realized gain/(loss) on derivative instruments	4,692	8,035
Gain on derivatives	$ 9,585	$ (8,637)